Note 1 - Organization and Description of Business	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
(1)	Organization and Description of Business

Fanhua Inc. (the "Company") (formally known as "CNinsure Inc.") was incorporated in the Cayman Islands on
April 10, 2007
and listed on the Nasdaq on
October 31, 2007.
The Company, its subsidiaries and its variable interest entities (the "VIEs") are collectively referred to as the "Group". The Group is principally engaged in the provision of insurance brokerage and agency services, and insurance claims adjusting services in the People’s Republic of China (the "PRC"). During
2017,
the Group disposed of its insurance brokerage business. See Note
3
for more details.